Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory [abstract]
Schedule of Inventory	Company’s inventory consisted of the following balances:
$
Raw materials	55,568
Finished goods	21,301
Outstanding as at June 30, 2025	76,869